RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Statement of Operations and Comprehensive Loss (Details) - USD ($)
	3 Months Ended								9 Months Ended				12 Months Ended
	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of convertible notes payable													$ 0	$ (15,388,097)
Loss before provision for income taxes	$ (4,377,522)				$ (5,085,301)				$ (22,765,563)		$ (15,959,530)		(20,706,384)	(29,517,198)
Net loss and comprehensive loss	$ (4,377,522)		$ (12,687,388)	$ (5,700,653)	$ (5,085,301)		$ (6,106,712)	$ (4,767,517)	$ (22,765,563)		$ (15,959,530)		$ (20,706,384)	$ (29,517,198)
Net loss per common share, basic	$ (1.12)	[1]			$ (5.74)	[1]			$ (10.45)	[1]	$ (19.98)	[1]	$ (0.63)	$ (5.41)
Net loss per common share, diluted	$ (1.12)	[1]			$ (5.74)	[1]			$ (10.45)	[1]	$ (19.98)	[1]	$ (0.63)	$ (5.41)
Originally Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of convertible notes payable														$ 0
Loss before provision for income taxes														(14,129,101)
Net loss and comprehensive loss														$ (14,129,101)
Net loss per common share, basic														$ (2.59)
Net loss per common share, diluted														$ (2.59)
Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of convertible notes payable														$ (15,388,097)
Loss before provision for income taxes														(15,388,097)
Net loss and comprehensive loss														$ (15,388,097)
Net loss per common share, basic														$ (2.82)
Net loss per common share, diluted														$ (2.82)

[1]	Periods presented have been adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.